SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Interest Rate

Average Interest Rates	Regulated Companies’ Money Pool		Unregulated Companies’ Money Pool
	2024	2023	2024	2023
For the Years Ended December 31,	5.74%	6.30%	6.44%	6.01%